DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Due To Related Parties [Abstract]
Due To Related Party [Text Block]
16.	DUE TO RELATED PARTIES

	December 31,
	2012	2011

Shenzhen TOFA Complex Metal Material Co. Ltd (i)	$137,703	$-

(i)	This represents certain advances received by the Group from the entity for operating purpose.

The amounts due are interest free and unsecured and repayable on demand.